                                                 SEMI-ANNUAL REPORT
-------------------------------------------------------------------
                                                     April 30, 1997

NEUBERGER&BERMAN
MUNICIPAL FUNDS-REGISTERED TRADEMARK-

Neuberger&Berman
     MUNICIPAL MONEY FUND

Neuberger&Berman
     MUNICIPAL SECURITIES TRUST

Neuberger&Berman
     NEW YORK INSURED INTERMEDIATE FUND

TABLE OF CONTENTS

    THE FUNDS
    PRESIDENT'S LETTER                     4
    PERFORMANCE HIGHLIGHTS                 9
    FINANCIAL STATEMENTS                  10
    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                      18
Municipal Securities Trust                19
New York Insured Intermediate Fund        20

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                 22
Municipal Securities Portfolio            30
New York Insured Intermediate Portfolio   33

    FINANCIAL STATEMENTS                  38

    FINANCIAL HIGHLIGHTS                  45

    DIRECTORY                             47

    OFFICERS AND TRUSTEES                 48

PRESIDENT'S LETTER                                                 June 20, 1997

Dear Shareholder,
  Let me begin with a brief "state of the bond market" address. Fixed income market performance continues to reflect inflationary concerns. I will say, however, that on an absolute and "real rate of return" basis (the spread between bond yields and inflation), we believe bonds are more fundamentally attractive today than in recent years. For example, with virtually no change in the rate of inflation, taxable bond yields in the one through 10-year maturity range as of April 30, 1997, are now 140-290 basis points (1.4%-2.9%) higher than their 1993 lows. In addition, we currently enjoy a favorable political and economic backdrop for bonds. We have a diligent inflation-fighting Federal Reserve, and Congress and the Clinton Administration appear committed to a balanced budget deal. Thanks to a healthy economy and improved corporate balance sheets, credit quality is excellent. In recent years, bond returns have been overshadowed by the strong performance of the stock market. This may or may not continue. The relevant issue for us is that based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity.
  Also, permit me a few words on our investment discipline. There are three basic ways we attempt to add value to the fixed income investment process. The first is by active trend following maturity/duration management. We monitor weighted average portfolio maturity in money market funds, and the weighted average portfolio duration -- a measure of interest rate sensitivity -- in our other income funds. This is a long handle for a simple and straightforward strategy. When interest rates decline, we lengthen maturity/duration to enhance the portfolios' yield. When interest rates rise, we shorten maturity/duration to minimize price erosion (longer maturity/duration bonds generally decline more than shorter maturity/duration bonds as interest rates move higher). We use a number of quantitative models to determine changes in interest rate trends and adjust our portfolios' average maturity/ durations accordingly.
  Secondly, we identify those sectors within the municipal bond market that we believe offer the best risk adjusted return potential. Our allocation to sectors like revenue bonds, general obligation bonds and government agency housing authority bonds will change as we continually evaluate the relative attractiveness of each of these sectors.
  Finally, it bears noting that the bond market is not homogeneous. We analyze issuers' management quality, products and product cycles, balance sheets and income statements in much the same way an equity analyst would. Our goal is to find bonds with realistic prospects for credit upgrades and perhaps more importantly, identify and avoid those that may not deserve their current credit quality rankings.
  Now, let's review what transpired in the credit markets since we last wrote to you at the end of October 1996. After a bumpy ride, bond yields of most maturities finished the six-month period ended April 30, 1997, slightly higher than where they started at the beginning of that period. The bond rally, which began in mid-summer 1996, extended through mid-December when Federal Reserve Chairman Alan Greenspan issued his now famous warning about the potential consequences of the "irrational exuberance" of the financial markets. Equity investors shrugged off this warning, waiting for Greenspan to raise the Federal Funds Rate 25 basis points in March before a modest and short-lived stock market retreat. Fixed income investors took it quite seriously and bonds trended lower in price until early April, when new economic data calmed inflationary fears.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              3-MONTH T-BILL   30-YR. TREASURY   12-22 YR. MUNICIPAL BOND INDEX
11/1/96                                  5.16              6.68                            5.189
11/8/96                                  5.18              6.51                            5.136
11/15/96                                 5.14              6.46                            5.132
11/22/96                                 5.16              6.44                            5.087
11/29/96                                 5.13              6.35                            5.024
12/6/96                                  5.02              6.51                            5.149
12/13/96                                 4.92              6.57                            5.181
12/20/96                                 5.02              6.61                            5.177
12/27/96                                 5.09              6.56                            5.136
1/3/97                                   5.16              6.73                             5.55
1/10/97                                  5.16              6.84                            5.639
1/17/97                                  5.15              6.82                            5.611
1/24/97                                  5.16              6.89                            5.622
1/31/97                                  5.15              6.79                            5.576
2/7/97                                   5.12               6.7                            5.482
2/14/97                                  5.08              6.52                            5.363
2/21/97                                  5.08              6.64                            5.425
2/28/97                                  5.22               6.8                            5.543
3/7/97                                   5.21              6.81                            5.586
3/14/97                                  5.23              6.94                            5.641
3/21/97                                   5.4              6.97                            5.673
3/28/97                                  5.36              7.09                            5.772
4/4/97                                   5.27              7.12                            5.839
4/11/97                                  5.28              7.17                            5.873
4/18/97                                  5.28              7.05                            5.815
4/26/97                                   5.3              7.14                            5.829
(Total Returns in Percent-
age)

SOURCE: BLOOMBERG FINANCIAL MARKETS FOR 30-YEAR TREASURY BOND AND 3-MONTH TREASURY BILLS; MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND INDEX.

  We kept average portfolio maturities/durations relatively long to take advantage of declining interest rates through mid-December. As a defensive measure, we then shortened durations as rates trended higher through March. In early April, we modestly extended durations as rates declined from their peaks.
  To summarize, our experience tells us market timers end up with speculators' results or worse. So, we won't forecast where the bond market is heading over the next six months. We do believe bonds are fundamentally attractive at current levels. In general, the strategies we have employed over the last six months have been productive. The following commentary provides greater detail on how these strategies have been implemented in each of our funds.

    MUNICIPAL MONEY FUND Short term tax-free instruments are generally affected less by Federal Reserve actions and interest rate swings than commercial paper or Treasury securities. However, we attempt to maximize opportunity by extending weighted average portfolio maturity when rates are trending down and neutralize interest rate risk by shortening average maturity when rates are rising. During the six months ended April 30, 1997, the average maturity peaked at 82.4 days in mid-February, declined to 56.6 days in early January, and closed the reporting period at 68.7 days.
  During the six months ended April 30, 1997, municipal issuance remained moderate and demand remained stable. The current and effective (compounded) yields for the Fund as of April 30, 1997, were 3.26% and 3.31%, respectively. For an investor in the highest federal income tax bracket, this translates into tax-equivalent current and effective yields of 5.40% and 5.55%.+

    MUNICIPAL SECURITIES TRUST In response to changes in interest rate trends, we lengthened weighted average portfolio duration through mid-December, shortened durations through March, and modestly extended durations again in April. At the beginning of this reporting period, the weighted average portfolio duration was 4.7 years. It peaked at 6.2 years and as of April 30, 1997, it was
6.1 years.
  We have continued to enjoy a favorable environment for municipal securities. Credit upgrades have exceeded downgrades by a 3-1 margin. With the political enthusiasm for a low flat rate federal income tax waning (campaign 96's flirtation with flat rate taxes temporarily unsettled the municipal bond market), current municipal securities prices, in our opinion, more accurately reflect economic value.
  We continue to be over-weighted in high coupon, high-quality revenue bonds (securities backed by dedicated income streams), which at April 30, 1997, accounted for 62.8% of the portfolio. We favor essential service sectors like water, sewer, and transportation bonds and are being increasingly selective in the public power arena, where prospective deregulation has increased credit risk. We also like Government Agency housing authority bonds. These bonds do have extraordinary call risk. Consequently, we are very careful to choose those securities in which, we believe, call risk is adequately reflected in pricing.
  General obligation bonds (backed by the full faith and credit of the government issuer), comprise 32.1% of the portfolio. Looking ahead, we are concerned that Medicare and welfare reform will increase the financial burden on county and local governments. For this reason, we will be carefully monitoring the impact of new regulations on issuers in this sector. The remaining 3.5% of the portfolio's investments are invested in pre-refunded bonds (high coupon long-term bonds that have been refinanced at lower rates). Because these securities are backed by U.S. Treasury securities held in escrow, they are lower-yielding but involve minimal credit risks.
  The 30-day SEC yield for the Fund as of April 30, 1997, was 4.42%. This can be translated into a tax-equivalent yield of 7.32%, for an investor in the highest federal income tax bracket.+

    NEW YORK INSURED INTERMEDIATE FUND At the start of this reporting period, the weighted average portfolio duration was 5.7 years. It peaked at 6.1 years, and closed the six-month period ended April 30, 1997, at 5.9 years. Sector allocation was somewhat similar to Municipal Securities Trust, with 53.2% of the portfolio in revenue bonds, 42.2% in general obligation bonds, and 5.6% in pre-refunded bonds.
  The big news in the New York municipal bond market is Long Island Lighting's (LILCO) impending issue of $59 billion in additional debt. The fear is that with all this supply being dumped on the market in such a short time, New York municipal bond prices across the board will suffer. We don't think that will be the case. Crowding out in the market will most likely have a negative impact on lower rated general obligation bonds like some New York City and New York State issues. However, we expect that the high credit quality sector of the market where we invest should be unscathed.
  The Fund's 30-day SEC yield as of April 30, 1997, was 4.28%. For an investor in the highest Federal, New York State, and New York City income tax brackets (currently 46.7%), this can be translated into a tax-equivalent yield of 8.03%.+

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

+Tax equivalent yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at 39.6%, assuming that all of the fund's income is exempt from Federal income taxes (in the case of New York Insured Intermediate Fund, exempt from Federal, New York State, and New York City taxes in the highest bracket totalling a combined 46.7%). The income may be subject to the alternative tax minimum for some investors.

 An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Municipal Money Fund will fluctuate. "Current yield" refers to the income generated by an investment in the Fund over a seven day period. The income is then "annualized." The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Results represent past performance and do not indicate future results.

 Neuberger&Berman Management Inc. currently absorbs certain operating expenses of Municipal Securities Trust and New York Intermediate Fund. Absent these arrangements, which are subject to change, the 30-day SEC yield for Municipal Securities Trust and New York Intermediate Fund would have been 3.96% and 2.92%, respectively.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                                                                      AVERAGE ANNUAL TOTAL
                                                             SIX MONTH                     RETURNS(1)
                                                               PERIOD                 ---------------------
NEUBERGER&BERMAN                               INCEPTION       ENDED                               SINCE
INCOME FUNDS                                      DATE       4/30/97(1)     1 YR(1)     5 YR     INCEPTION
-----------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES TRUST(3)                    7/9/87        +1.23%       +4.23%     +5.46%      +6.19%
NEW YORK INSURED INTERMEDIATE FUND(3)            2/1/94        +0.93%       +4.14%       N/A       +3.70%

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/97

                                                           TAX-EQUIVALENT
                                     CURRENT   EFFECTIVE      EFFECTIVE
                                    YIELD(2)    YIELD(2)      YIELD(5)
--------------------------------------------------------------------------
MUNICIPAL MONEY FUND(4)               3.26%      3.31%          5.55%

1) One-year and average annual total returns are for periods ended April 30, 1997. Includes reinvestment of all dividends and other distributions. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
2) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
3) Neuberger&Berman Management Inc.-Registered Trademark- voluntarily bears certain operating expenses in excess of .65% of the average daily net assets per annum of Neuberger&Berman Municipal Securities
   Trust-Registered Trademark- ("Municipal Securities Trust") and Neuberger&Berman New York Insured Intermediate Fund-Registered Trademark- ("New York Insured Intermediate"). These arrangements can be terminated upon 60 days' prior written notice to the appropriate Fund. Absent such reimbursements, the total returns for the above stated periods would have been +1.00%, +3.80%, +5.10%, and +5.16%, respectively, for Municipal Securities Trust and +0.23%, +2.75%, and +2.54%, respectively, for New York Insured Intermediate.
4) An investment in a money market fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger&Berman Municipal Money Fund-Registered Trademark- ("Municipal Money") will fluctuate.
5) Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at the highest Federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes.
   A portion of the income of Municipal Money, Municipal Securities Trust, and New York Insured Intermediate may be subject to the Federal alternative minimum tax for certain investors.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                         NEW YORK
                                                      MUNICIPAL        MUNICIPAL         INSURED
                                                        MONEY          SECURITIES      INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 FUND            TRUST             FUND
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     137,965    $      30,731    $       9,516
      Deferred organization costs (Note A)                     --               --               14
      Receivable for Trust shares sold                          1               --               --
      Receivable from administrator -- net (Note
        B)                                                     --                2               10
                                                    ------------------------------------------------
                                                          137,966           30,733            9,540
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                         6               42               12
      Payable for Trust shares redeemed                       119               26               --
      Payable to administrator (Note B)                        33               --               --
      Accrued expenses                                         39               32               24
                                                    ------------------------------------------------
                                                              197              100               36
                                                    ------------------------------------------------
NET ASSETS at value                                 $     137,769    $      30,633    $       9,504
                                                    ------------------------------------------------

NET ASSETS consist of:
      Par value                                     $         138    $           3    $           1
      Paid-in capital in excess of par value              137,730           31,393            9,974
      Accumulated net realized losses on
        investment                                            (99)            (762)            (362)
      Net unrealized depreciation in value of
        investment                                             --               (1)            (109)
                                                    ------------------------------------------------
NET ASSETS at value                                 $     137,769    $      30,633    $       9,504
                                                    ------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       137,868            2,868              965
                                                    ------------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00           $10.68            $9.85
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                    NEW YORK
                                                     MUNICIPAL      MUNICIPAL       INSURED
                                                       MONEY        SECURITIES    INTERMEDIATE
(000'S OMITTED)                                         FUND          TRUST           FUND
                                                    ------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     2,480    $       859    $       229
                                                    ------------------------------------------
    Expenses:
      Administration fee (Note B)                           184             46             13
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --             --              4
      Auditing fees                                           4              4              4
      Custodian fees                                          5              5              5
      Legal fees                                             12             11             11
      Registration and filing fees                           23             20             --
      Shareholder reports                                     9              6              5
      Shareholder servicing agent fees (Note B)              13             10              7
      Trustees' fees and expenses                             6              3              3
      Miscellaneous                                           2              1              1
      Expenses from corresponding Portfolio (Notes
        A & B)                                              253             85             46
                                                    ------------------------------------------
        Total expenses                                      511            191             99
      Deduct -- expenses reimbursed by
        administrator (Note B)                               --            (78)           (67)
                                                    ------------------------------------------
        Total net expenses                                  511            113             32
                                                    ------------------------------------------
        Net investment income                             1,969            746            197
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities               --            170             11
    Net realized loss on financial futures
      contracts                                              --            (49)            --
    Change in net unrealized appreciation
      (depreciation) of investment securities                --           (502)          (117)
    Change in net unrealized depreciation of
      financial futures contracts                            --             75             --
                                                    ------------------------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 --           (306)          (106)
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $     1,969    $       440    $        91
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                    MUNICIPAL
                                                      MONEY
                                                      FUND
                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1997         October 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      1,969    $      4,569
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                            --               2
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --              --
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            1,969           4,571
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,969)         (4,569)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  111,204         240,030
    Proceeds from reinvestment of
      dividends                                  1,936           4,508
    Payments for shares redeemed              (107,970)       (272,748)
                                          -----------------------------
    Net increase (decrease) from Trust
      share transactions                         5,170         (28,210)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS            5,170         (28,208)
NET ASSETS:
    Beginning of period                        132,599         160,807
                                          -----------------------------
    End of period                         $    137,769    $    132,599
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                       111,204         240,030
    Issued on reinvestment of dividends          1,936           4,508
    Redeemed                                  (107,970)       (272,748)
                                          -----------------------------
    Net increase (decrease) in shares
      outstanding                                5,170         (28,210)
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                                                    NEW YORK
                                                    MUNICIPAL                        INSURED
                                                   SECURITIES                     INTERMEDIATE
                                                      TRUST                           FUND
                                           Six Months                      Six Months
                                              Ended           Year            Ended           Year
                                            April 30,         Ended         April 30,         Ended
                                              1997         October 31,        1997         October 31,
                                           (UNAUDITED)        1996         (UNAUDITED)        1996
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $        746    $      1,785    $        197    $        408
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           121             227              11             (27)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                          (427)           (432)           (117)            (40)
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                              440           1,580              91             341
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                         (746)         (1,785)           (197)           (408)
                                          -------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    2,268           6,414             565           2,594
    Proceeds from reinvestment of
      dividends                                    489           1,202             123             236
    Payments for shares redeemed               (10,739)        (12,810)           (713)         (4,623)
                                          -------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                        (7,982)         (5,194)            (25)         (1,793)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (8,288)         (5,399)           (131)         (1,860)
NET ASSETS:
    Beginning of period                         38,921          44,320           9,635          11,495
                                          -------------------------------------------------------------
    End of period                         $     30,633    $     38,921    $      9,504    $      9,635
                                          -------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                           210             595              57             261
    Issued on reinvestment of dividends             45             111              12              24
    Redeemed                                      (996)         (1,189)            (71)           (467)
                                          -------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                 (741)           (483)             (2)           (182)
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Fund ("Municipal Money"), Neuberger&Berman Municipal Securities Trust ("Municipal Securities Trust"), and Neuberger&Berman New York Insured Intermediate Fund ("New York Insured Intermediate") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the
   Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at April 30, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

   Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($73,760 and $25,578 expiring in 1997 and 2003, respectively, for Municipal Money, $281,419 and $676,750 expiring in 2002 and 2003, respectively, for Municipal Securities Trust, and $240,090, $94,248, and $38,402 expiring in 2002, 2003, and 2004, respectively, for New York Insured Intermediate, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains.
       Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by New York Insured Intermediate in connection with its organization are being amortized on a straight-line basis over a five-year period. At April 30, 1997, the unamortized balance of such expenses amounted to $13,965.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the fiscal year ended October 31, 1996, to which Municipal Money and Municipal Securities Trust were subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. As of October 1996, the expense limitations imposed by state securities laws no longer apply.
   Management has voluntarily undertaken to reimburse Municipal Securities Trust and New York Insured Intermediate for their respective Operating Expenses which exceed, in the aggregate, .65% per annum of their respective average daily net assets (the "Expense Limitation"). Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1997, such excess expenses amounted to
$78,493 and $66,866 for Municipal Securities Trust and New York Insured Intermediate, respectively. New York Insured Intermediate has agreed to repay Management through October 31, 1998, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed the Expense Limitation. For the six months ended April 30, 1997, there were no reimbursed expenses repaid to Management.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $4,298,

$1,385, and $837 for Municipal Money, Municipal Securities Trust, and New York Insured Intermediate, respectively, which is less than .01% of each Fund's average daily net assets.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $702, $541, and $139 for Municipal Money, Municipal Securities Trust, and New York Insured Intermediate, respectively, which is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS        REDUCTIONS
------------------------------------------------------------------------------
MUNICIPAL MONEY                                  $ 98,889,153     $95,873,651

MUNICIPAL SECURITIES TRUST                          1,230,799       9,929,218

NEW YORK INSURED INTERMEDIATE                         470,541         679,464

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Fund
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                               Six Months Ended
                                                  April 30,
                                                     1997                     Year Ended October 31,
                                                (UNAUDITED)(1)    1996(1)   1995(1)   1994(1)   1993(1)    1992
                                               -----------------------------------------------------------------
Net Asset Value, Beginning of Period                $.9993        $.9994    $.9995    $.9996    $.9995    $.9989
                                               -----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                            .0142         .0285     .0324     .0204     .0184     .0263
    Net Gains or Losses on Securities                   --        (.0001)   (.0001)   (.0001)    .0001     .0006
                                               -----------------------------------------------------------------
      Total From Investment Operations               .0142         .0284     .0323     .0203     .0185     .0269
                                               -----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)          (.0142)       (.0285)   (.0324)   (.0204)   (.0184)   (.0263)
                                               -----------------------------------------------------------------
Net Asset Value, End of Period                      $.9993        $.9993    $.9994    $.9995    $.9996    $.9995
                                               -----------------------------------------------------------------
Total Return(2)                                      +1.42%(3)     +2.89%    +3.29%    +2.06%    +1.86%    +2.66%
                                               -----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)         $137.8        $132.6    $160.9    $150.3    $181.6    $195.6
                                               -----------------------------------------------------------------
    Ratio of Expenses to Average Net Assets            .74%(4)       .72%      .71%      .73%      .74%      .67%
                                               -----------------------------------------------------------------
    Ratio of Net Investment Income to Average
     Net Assets                                       2.87%(4)      2.86%     3.24%     2.02%     1.85%     2.63%
                                               -----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                               Six Months Ended
                                                  April 30,
                                                     1997                     Year Ended October 31,
                                                (UNAUDITED)(1)    1996(1)   1995(1)   1994(1)   1993(1)    1992
                                               -----------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.78        $10.83    $10.26    $11.12    $10.53    $10.39
                                               -----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                              .23           .47       .47       .46       .48       .54
    Net Gains or Losses on Securities (both
     realized and unrealized)                         (.10)         (.05)      .57      (.73)      .68       .14
                                               -----------------------------------------------------------------
      Total From Investment Operations                 .13           .42      1.04      (.27)     1.16       .68
                                               -----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)            (.23)         (.47)     (.47)     (.46)     (.48)     (.54)
    Distributions (from capital gains)                  --            --        --      (.12)     (.09)       --
    Distributions (in excess of capital
     gains)                                             --            --        --      (.01)       --        --
                                               -----------------------------------------------------------------
      Total Distributions                             (.23)         (.47)     (.47)     (.59)     (.57)     (.54)
                                               -----------------------------------------------------------------
Net Asset Value, End of Period                      $10.68        $10.78    $10.83    $10.26    $11.12    $10.53
                                               -----------------------------------------------------------------
Total Return(2)                                      +1.23%(3)     +3.92%   +10.35%    -2.57%   +11.30%    +6.72%
                                               -----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)         $ 30.6        $ 38.9    $ 44.3    $ 51.1    $105.2    $ 37.0
                                               -----------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                         .65%(4)       .65%      .65%      .65%      .62%      .50%
                                               -----------------------------------------------------------------
    Ratio of Net Investment Income to Average
     Net Assets(5)                                    4.34%(4)      4.32%     4.45%     4.24%     4.33%     5.16%
                                               -----------------------------------------------------------------
    Portfolio Turnover Rate(6)                          --            --        --        --        35%       46%
                                               -----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          New York Insured Intermediate Fund
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                               Six Months Ended                        Period from
                                                  April 30,         Year Ended     February 1, 1994(7)
                                                     1997           October 31,      to October 31,
                                                 (UNAUDITED)       1996    1995           1994
                                               -------------------------------------------------------
Net Asset Value, Beginning of Period                $9.96         $10.01   $ 9.25        $10.00
                                               -------------------------------------------------------
Income From Investment Operations
    Net Investment Income                             .20            .40      .41           .29
    Net Gains or Losses on Securities (both
     realized and unrealized)                        (.11)          (.05)     .76          (.75)
                                               -------------------------------------------------------
      Total From Investment Operations                .09            .35     1.17          (.46)
                                               -------------------------------------------------------
Less Distributions
    Dividends (from net investment income)           (.20)          (.40)    (.41)         (.29)
                                               -------------------------------------------------------
Net Asset Value, End of Period                      $9.85         $ 9.96   $10.01        $ 9.25
                                               -------------------------------------------------------
Total Return(2)                                     +0.93%(3)      +3.58%  +12.88%        -4.63%(3)
                                               -------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)         $ 9.5         $  9.6   $ 11.5        $ 14.7
                                               -------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                        .66%(4)        .66%     .66%          .65%(4)
                                               -------------------------------------------------------
    Ratio of Net Investment Income to Average
     Net Assets(5)                                   4.10%(4)       4.03%    4.24%         4.10%(4)
                                               -------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust and New York Insured Intermediate, total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) Annualized.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                     Six Months
                                       Ended
                                     April 30,           Year Ended October 31,
MUNICIPAL SECURITIES TRUST              1997      1996    1995    1994    1993    1992
                                        ---       -----   -----   -----   -----   -----
Expenses                               1.11%      1.04%    .98%    .82%   1.04%   1.16%
                                        ---       -----   -----   -----   -----   -----
Net Investment Income                  3.88%      3.93%   4.12%   4.07%   3.91%   4.50%
                                        ---       -----   -----   -----   -----   -----

                                                                   Period from
                                     Six Months                    February 1,
                                        Ended       Year Ended       1994 to
                                      April 30,     October 31,    October 31,
NEW YORK INSURED INTERMEDIATE           1997       1996    1995       1994
                                         ---       -----   -----       ---
Expenses                                2.06%      1.97%   1.83%      1.53%
                                         ---       -----   -----       ---
Net Investment Income                   2.70%      2.72%   3.07%      3.22%
                                         ---       -----   -----       ---

6) The Fund transferred all of its investment securities into Neuberger&Berman Municipal Securities Portfolio on July 2, 1993. After that date the Fund invested only in Neuberger&Berman Municipal Securities Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included elsewhere in Neuberger&Berman Municipal Securities Portfolio's Financial Highlights.
7) The date investment operations commenced.

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT SECURITIES -- PRE-REFUNDED
                BACKED BY U.S. GOVERNMENT
                SECURITIES (4.5%)
    $2,000      Chicago (IL) Pub. Bldg. Comm. Rev. (Comm. College
                Dist. No. 508-A), 7.70%, due 1/1/08 P/R 1/1/98        Aaa        AAA        $  2,093
     1,000      Minnesota G.O., 7.10%, due 8/1/00 P/R 8/1/97          Aaa                      1,009
     2,000      New York Metro. Trans. Au. Transit Fac. Svc.
                Contract Rev., Ser. 1987-1, 8.50%, due 7/1/17 P/R
                7/1/97                                                Aaa        AAA           2,056
     1,000      Texas Muni. Pwr. Agcy. Ref. Rev., Ser. 1987,
                7.25%, due 9/1/11 P/R 9/1/97                                                   1,032
                                                                                         ---------------
                                                                                               6,190
                                                                                         ---------------
                TAX-EXEMPT SECURITIES -- ESCROWED IN
                U.S. GOVERNMENT SECURITIES (0.7%)
     1,040      New York Dorm. Au. Spec. Oblig. Rev. (St. Univ.
                Dorm. Fac.), Ser. 1995 A, 3.90%, due 7/1/97           Aaa        AAA           1,040
                                                                                         ---------------
                MUNICIPAL NOTES (8.4%)
     2,000      Broward Co. (FL) Sch. Dist. RANS, Ser. 1997 C,
                4.50%, due 4/22/98                                   MIG 1      SP-1+          2,011
     3,550      Orange Co. (FL) Sch. Dist. TANS, Ser. 1996, 4.00%,
                due 9/15/97                                          MIG 1                     3,555
     3,000      Tennessee Local Dev. Au. St. Loan Prog. BANS, Ser.
                1996 A, 4.00%, due 5/29/97                           MIG 1      SP-1+          3,001
     3,000      Texas TRANS, 4.75%, due 8/29/97                      MIG 1      SP-1+          3,008
                                                                                         ---------------
                                                                                              11,575
                                                                                         ---------------
                TAX-EXEMPT SECURITIES -- BACKED
                BY LETTERS OF CREDIT (2.9%)
MORGAN GUARANTY TRUST CO.
     3,000      Chicago (IL) G.O. Notes, Ser. 1997, 3.65%, due
                1/31/99 Putable 2/5/98                               MIG 1      SP-1+          3,000
STUDENT LOAN MARKETING ASSOC.
     1,000      Greater East Texas Higher Ed. Au., Inc. Std. Loan
                Ref. Rev., Ser. 1995 A, 4.10%, due 5/1/11 Putable
                5/1/98                                              VMIG 1      A-1+           1,000
                                                                                         ---------------
                                                                                               4,000
                                                                                         ---------------

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT SECURITIES -- BACKED
                BY INSURANCE (2.9%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    $1,000      Houston (TX) Wtr. & Swr. Sys. Prior Lien Rev.,
                Ser. 1989 A, 6.75%, due 12/1/97                       Aaa        AAA        $  1,018
FINANCIAL GUARANTY INSURANCE CO.
     1,000      Chicago (IL) Proj. & Ref. G.O., Ser. 1995 B,
                5.50%, due 1/1/98                                     Aaa        AAA           1,012
     2,000      Connecticut Spec. Assessment Unemployment Comp.
                Adv. Fund Rev., Ser. 1993 C, 3.90%, due 11/15/01
                Putable 7/1/97                                      VMIG 1      A-1+           2,000
                                                                                         ---------------
                                                                                               4,030
                                                                                         ---------------
                TAX-EXEMPT SECURITIES -- OTHER (11.6%)
     1,000      Chester Co. (PA) Solid Waste Au. Gtd. Rev., Ser.
                1990 B, 6.65%, due 1/1/98                             Aa         AA            1,019
     2,000      Chicago (IL) Park Dist. Corp. Purp. Tax
                Anticipation Warrants, Ser. 1996, 4.70%, due
                9/30/97                                              MIG 1      SP-1+          2,009
     1,000      Houston (TX) Ind. Sch. Dist. Pub. Prop. Fin.
                Contractual Oblig., Ser. 1993, 3.80%, due 7/15/97     Aa3        AA+           1,001
     1,000      Maricopa Co. (AZ) Phoenix Union High Sch. Dist.
                No. 210 Sch. Imp. G.O., Ser. 1995 A, 5.75%, due
                7/1/97                                                Aa         AA            1,003
     1,500      Memphis (TN) Gen. Imp. Ref. G.O., Ser. 1992,
                5.10%, due 9/1/97                                     Aa         AA            1,507
     2,000      Montgomery Co. (MD) Hsg. Opportunities Comm.
                Single Family Mtge. Rev., Ser. 1996 G, 3.625%, due
                7/1/17 Putable 12/11/97                             VMIG 1                     2,000
     1,500      Nashville & Davidson Co. (TN) Metro. Gov't. Elec.
                Sys. Rev., Ser. 1992 B, 4.60%, due 5/15/97            Aa         AA            1,500
     1,000      Oregon Hsg. & Comm. Svc. Dept. Mtge. Rev.
                (Single-Family Mtge. Prog.), Ser. 1996 K, 3.65%,
                due 12/11/97                                        VMIG 1                     1,000
     2,000      Richardson (TX) Ind. Sch. Dist., Ser. A, 3.62%,
                due 8/15/22 Putable 9/4/97                            Aaa        AAA           2,000
     1,000      Tennessee Hsg. Dev. Agcy. Homeownership Prog.,
                Ser. 1997-1, 3.75%, due 11/1/28 Putable 2/19/98                 A-1+           1,000
     2,000      Washington Var. Purp. Ref. G.O., Ser. R-94 A,
                3.90%, due 8/1/97                                     Aa         AA            2,001
                                                                                         ---------------
                                                                                              16,040
                                                                                         ---------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT CASH EQUIVALENT
                SECURITIES (5.2%)
    $1,200      Becker (MN) PCR (No. States Pwr. Co.-Sherburne Co.
                Generating Sta. Unit 3 Proj.), Ser. 1993 B, 3.50%,
                TECP due 6/13/97                                    VMIG 1      A-1+        $  1,200
     1,500      Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.),
                Ser. 1988, 4.60%, VRDN due 8/1/15                   VMIG 1                     1,500
       300      Gulf Coast (TX) IDA Marine Term. Rev. (Amoco Oil
                Co. Proj.), Ser. 1993, 4.10%, VRDN due 4/1/28       VMIG 1      A-1+             300
       800      Minneapolis (MN) Comm. Dev. Agcy. Ref. PCR (No.
                States Pwr. Co. Proj.), Ser. 1985, 4.60%, VRDN due
                3/1/11                                                P-1       A-1+             800
     3,000      Montgomery (AL) IDB Poll. Ctrl. & Solid Waste
                Disp. Ref. Rev. (Gen. Elec. Co. Proj.), Ser. 1990,
                3.45%, TECP due 5/15/97                               P-1       A-1+           3,000
       400      Parish of St. Charles (LA) PCR (Shell Oil Co.
                Norco Proj.), Ser. 1991 & 1993, 4.10%, VRDN due
                11/1/21 & 9/1/23                                    VMIG 1      A-1+             400
                                                                                         ---------------
                                                                                               7,200
                                                                                         ---------------
                TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
                BY LETTERS OF CREDIT (60.0%)
ABN AMRO BANK NV
     4,000      Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated
                Board Proj.), Ser. 1988, 3.55%, TECP due 6/10/97      P-1                      4,000
BANK OF AMERICA
       500      California Hlth. Fac. Au. Hosp. Rev. (N.T. Enloe
                Mem. Hosp.), Ser. 1985 A, 4.10%, VRDN due 1/1/16                A-1+             500
BANK OF NOVA SCOTIA
       100      Port of Portland (OR) Ref. PCR (Reynolds Metals
                Co. Proj.), Ser. 1985, 3.95%, VRDN due 12/1/09        P-1                        100
BARCLAYS BANK INT'L., LTD.
     3,970      Beaver Co. (PA) Ind. Dev. Au. PCR (Duquesne Lt.
                Co. Proj.), 3.70%, TECP due 8/6/97                    P-1       A-1+           3,970
CANADIAN IMPERIAL BANK OF COMMERCE
     2,000      North Carolina Eastern Muni. Pwr. Agcy., 3.35%,
                TECP due 5/6/97                                     VMIG 1      A-1+           2,000
     1,000      St. Louis (MO) Ind. Dev. Au. IDR (Svc. Merchandise
                Co., Inc. Proj.), 3.65%, VRDN due 9/15/98                       A-1+           1,000

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
CHASE MANHATTAN BANK, N.A.
    $2,000      King Co. (WA) Ltd. Tax G.O. (Baseball Stadium),
                Ser. 1997 B, 4.65%, VRDN due 12/1/11                VMIG 1      A-1+        $  2,000
CITIBANK, N.A.
     1,100      Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind.,
                Inc. Proj.), Ser. 1984, 4.50%, VRDN due 12/1/14       P-1                      1,100
COMMERZBANK AG
     4,700      Houston (TX) Arpt. Sys. Rev., Ser. A, 3.50% -
                3.75%, TECP due 6/10/97-8/7/97                        P-1       A-1+           4,700(3)
COMMONWEALTH BANK OF AUSTRALIA
     4,400      Pendleton Co. (KY) Multi-County Lease Rev.
                (Kentucky Assoc. of Cos. Leasing Trust Prog.),
                Ser. 1989, 3.40% & 3.45%, TECP due 5/7/97 &
                6/12/97                                                         A-1+           4,400
CREDIT COMMERCIAL DE FRANCE
       350      Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc.
                Proj.), 4.80%, VRDN due 1/1/13                      VMIG 1                       350
       150      Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Metal
                Svc. & Supply Inc.), 4.80%, VRDN due 1/1/13         VMIG 1                       150
       135      Indiana Emp. Dev. Comm. Econ. Dev. Rev. (Triangle
                Ventures Proj.), Ser. 1988, 4.80%, VRDN due 1/1/14  VMIG 1                       135
       150      South Carolina Jobs Econ. Dev. Au. Rev. (Brown
                Packing Co., Inc.), Ser. 1988 B, 4.90%, VRDN due
                4/1/99                                              VMIG 1                       150
       150      South Carolina Jobs Econ. Dev. Au. Rev. (Kent Mfg.
                Co. Proj.), Ser. 1988 A, 4.80%, VRDN due 4/7/99     VMIG 1                       150
        50      South Carolina Jobs Econ. Dev. Au. Rev. (Mar-Mac
                Mfg. Co., Inc. Proj.), Ser. 1988 A, 4.90%, VRDN
                due 4/7/99                                          VMIG 1                        50
       250      South Carolina Jobs Econ. Dev. Au. Rev. (Regal-
                Beloit Corp. Proj.), Ser. 1987 A, 4.90%, VRDN due
                5/7/01                                                P-1                        250
       100      South Carolina Jobs Econ. Dev. Au. Rev. (Sudan &
                Delta Prop.), Ser. A, 4.90%, VRDN due 1/1/04        VMIG 1                       100
       350      South Carolina Jobs Econ. Dev. Au. Rev. (Phoenix
                Finishing Co.), Ser. B, 4.90%, VRDN due 4/1/04      VMIG 1                       350
       600      South Carolina Jobs Econ. Dev. Au. Rev. (Osmose
                Wood Preserving), Ser. B, 4.80%, VRDN due 12/1/04     P-1                        600

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
    $  350      South Carolina Jobs Econ. Dev. Au. Rev. (Edens 321
                Partnership Proj.), Ser. 1987 A, 4.90%, VRDN due
                11/7/07                                               P-1                   $    350
       600      South Carolina Jobs Econ. Dev. Au. Rev. (Florence
                RHF Hsg., Inc. Proj.), Ser. 1987 A, 4.75%, VRDN
                due 11/7/07                                           P-1                        600
CREDIT SUISSE
     1,200      Hubbard Co. (MN) Solid Waste Disp. Rev. (Potlatch
                Corp. Proj.), Ser. 1990, 4.60%, VRDN due 8/1/14                 A-1+           1,200
     1,000      Jacksonville (FL) Elec. Au., Ser. D-1, 3.60%, TECP
                due 5/7/97                                            P-1       A-1+           1,000
       100      Kansas City (KS) Ind. Ref. Rev. (PQ Corp.-Kansas
                City Proj.), Ser. 1985, 4.15%, VRDN due 8/1/15      VMIG 1                       100
       400      Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile
                Corp.), Ser. 1986 B, 4.15%, VRDN due 12/1/03                    A-1+             400
       100      Nashville (TN) Metro. Arpt. Au. Spec. Fac. Ref.
                Rev. (Amer. Airlines Inc., Proj.), Ser. 1985 A,
                3.95%, VRDN due 10/1/12                                         A-1+             100
       500      Salt Lake City (UT) Sub. Arpt. Rev., Ser. 1994 A,
                4.50%, VRDN due 6/1/98                              VMIG 1      A-1+             500
     1,000      Texas Capital Hlth. Fac. Dev. Corp. (Island on
                Lake Travis Ltd. Proj.), 4.50%, VRDN due 12/1/16                A-1+           1,000
     1,000      Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR
                (Carolina Pwr. & Lt. Co. Proj.), Ser. 1985 A,
                4.50%, VRDN due 5/1/15                                          A-1+           1,000
       600      Warren (AR) Solid Waste Disp. Rev. (Potlatch Corp.
                Proj.), Ser. 1993, 4.60%, VRDN due 4/1/12                       A-1+             600
DEUTSCHE BANK AG
     2,000      Burlington (KS) Ref. & Imp. PCR (Kansas City Pwr.
                & Lt. Co. Proj.), Ser. 1987 B, 3.65%, TECP due
                5/6/97                                                P-1       A-1+           2,000
     1,000      New Hampshire Ind. Dev. Au. PCR (Connecticut Lt. &
                Pwr. Co. Proj.), Ser. 1986, 4.65%, VRDN due
                11/1/16                                             VMIG 1                     1,000
DRESDNER BANK AG
     4,700      Allegheny (PA) Ind. Dev. Au. PCR, 3.40%, TECP due
                5/7/97 & 5/8/97                                       P-1       A-1+           4,700

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
HARRIS TRUST & SAVINGS BANK
    $  800      Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.),
                Ser. 1995 C, 4.80%, VRDN due 2/1/05                             A-1+        $    800
     1,000      Illinois Dev. Fin. Au. IDR (Overton Gear & Tool
                Corp. Proj.), Ser. 1994, 4.80%, VRDN due 10/1/08                A-1+           1,000
MORGAN GUARANTY TRUST CO.
     2,000      North Carolina Muni. Pwr. Agcy. No. 1 Catawba
                Elec. Rev., Ser. A, 3.45%, TECP due 5/16/97           P-1       A-1+           2,000(4)
     1,000      Seattle (WA) Muni. Lt. & Pwr. Rev., Ser. 1991 B,
                3.60%, TECP due 11/26/97                                        A-1+           1,000
NATIONAL WESTMINSTER BANK PLC
     2,000      Carbon Co. (PA) IDA Res. Rec. Rev. (Panther Creek
                Partners Proj.), Ser. 1990 B, 3.55%, TECP due
                5/5/97                                                P-1       A-1+           2,000
     1,200      Hillsborough (FL) Aviation Au. Rev. (Tampa Int'l.
                Arpt.), 3.70%, TECP due 8/12/97                       P-1       A-1+           1,200
     2,000      Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                (Grant Town Cogeneration Proj.), Ser. 1990 A, B, &
                D, 4.60%, VRDN due 10/1/17                          VMIG 1      A-1+           2,000
     1,000      Rhode Island Std. Loan Au. Prog. Rev., 1st Ser.
                1995, 4.50%, VRDN due 7/1/19                                    A-1+           1,000
NATIONSBANK OF FLORIDA, N.A.
     2,500      Orange Co. (FL) G.O., Ser. A, 3.65%, TECP due
                7/24/97                                               P-1       A-1+           2,500
NORTHERN TRUST CO.
     5,100      Illinois Hlth. Fac. Au. Rev.
                (Rush-Presbyterian-St. Luke's Med. Ctr. Oblig.
                Group), Ser. 1989 A, 3.45%, due 5/15/97-6/17/97     VMIG 1      A-1+           5,100
NORWEST BANK
       800      New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys.
                Proj.), Ser. 1985, 4.40%, VRDN due 8/1/14                       A-1+             800
PNC BANK N.A.
       400      Florida HFA Multi-Family Hsg. Rev. (Falls of
                Venice Proj.), Ser. 1987 E, 4.70%, VRDN due
                12/1/11                                               P-1        A-1             400
ROYAL BANK OF CANADA
       200      Lone Star (TX) Arpt. Imp. Rev. (Amer. Airlines,
                Inc. Proj.), Ser. 1984 A-3, 3.95%, VRDN due
                12/1/14                                             VMIG 1                       200

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
SOCIETE GENERALE
    $1,900      Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
                (Compagnie Nationale Air France Proj.), Ser. 1990,
                4.60%, VRDN due 5/1/18                                          A-1+        $  1,900
     1,000      Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                (Mem. Hosp. Sys. Proj.), Ser. 1994 B, 3.45%, TECP
                due 6/2/97                                          VMIG 1                     1,000
     1,000      Illinois Toll Hwy. Au. Ref. Rev., Ser. 1993 B,
                4.40%, VRDN due 1/1/10                              VMIG 1      A-1+           1,000
       100      Indianapolis (IN) Multi-Family Hsg. Ref. Rev.
                (Canal Square Proj.), Ser. 1989, 4.50%, VRDN due
                12/1/15                                             VMIG 1                       100
STUDENT LOAN MARKETING ASSOC.
       200      Colorado Std. Oblig. Bond Au. Std. Loan Rev., Ser.
                1993 A, 4.40%, VRDN due 7/1/99                      VMIG 1      A-1+             200
       300      Nebraska Higher Ed. Loan Prog., Inc. Std. Loan
                Prog. Rev., Ser. 1986 A, 4.60%, VRDN due 12/1/16                A-1+             300
     1,600      Panhandle-Plains (TX) Higher Ed. Au., Inc. Std.
                Loan Rev., Ser. 1995 A, 4.50%, VRDN due 6/1/25      VMIG 1                     1,600
SWISS BANK CORP.
       200      Hapeville (GA) Dev. Au. IDR (Hapeville Hotel Ltd.
                Partnership Proj.), Ser. 1985, 4.10%, VRDN due
                11/1/15                                               P-1                        200
     1,150      Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg
                Proj.), Ser. 1986, 4.50%, VRDN due 12/1/11          VMIG 1                     1,150
     3,800      Port of Port Arthur (TX) Navigation Dist. of
                Jefferson Co. PCR (Star Enterprise Proj.), Ser.
                1994, 4.55%, VRDN due 4/1/14                                    A-1+           3,800
     1,000      West Virginia Pub. Energy Au. Rev. (Morgantown
                Energy Assoc. Proj.), Ser. 1989 A, 3.60%, TECP due
                5/21/97                                                         A-1+           1,000
TORONTO DOMINION BANK
     1,000      Brownsville (TX) Util. Sys., Ser. A, 3.55%, TECP
                due 5/14/97                                           P-1       A-1+           1,000
     1,000      Burlington (KS) Ref. & Imp. PCR (Kansas City Pwr.
                & Lt. Co. Proj.), Ser. 1985 A, 3.35%, TECP due
                5/13/97                                               P-1       A-1+           1,000
     1,000      Crossett (AR) PCR (Georgia-Pacific Corp. Proj.),
                Ser. 1984, 4.60%, VRDN due 10/1/07                    P-1                      1,000

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(2)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
    $2,000      Ohio Air Quality Dev. Au. PCR (Duquesne Lt. Co.
                Proj.), Ser. 1988, 3.50%, TECP due 6/6/97                       A-1+        $  2,000
     1,000      Ohio Wtr. Dev. Au. PCR (Duquesne Lt. Co. Proj.),
                Ser. 1988, 3.50%, TECP due 6/6/97                               A-1+           1,000
       100      Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated
                Board Proj.), Ser. 1993 A, 4.00%, VRDN due 6/1/28               A-1+             100
       120      Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth.
                Care, Inc. - Sys. Fin.), Ser. 1985 A-2, 4.50%,
                VRDN due 1/1/16                                     VMIG 1      A-1+             120
UNION BANK OF SWITZERLAND
     1,705      Des Moines (IA) Commercial Dev. Rev. (Capitol Ctr.
                III Proj.), Ser. 1985, 4.00%, VRDN due 12/1/15      VMIG 1                     1,705
       150      Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F
                Ind., Inc. Proj.), 4.80%, VRDN due 1/1/14           VMIG 1                       150
       100      Sabine (TX) River Au. Ref. PCR (Texas Util. Elec.
                Co.), Ser. B, 4.00%, VRDN due 6/1/30                VMIG 1      A-1+             100
WESTDEUTSCHE LANDESBANK GIROZENTRALE
     1,700      Mesa (AZ) Muni. Dev. Corp. Spec. Tax Rev., Ser.
                1985, 3.40%, TECP due 6/11/97                         P-1       A-1+           1,700
                                                                                         ---------------
                                                                                              82,730
                                                                                         ---------------
                TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
                BY INSURANCE (0.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       400      Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of
                PA, Inc. Cap. Asset Fin. Prog.), Ser. 1985 A,
                4.55%, VRDN due 12/1/20                               Aaa        A-1             400
                                                                                         ---------------
                TOTAL INVESTMENTS (96.5%)                                                    133,205
                Cash, receivables and other assets, less
                liabilities (3.5%)                                                             4,760
                                                                                         ---------------
                TOTAL NET ASSETS (100.0%)                                                   $137,965
                                                                                         ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT SECURITIES -- PRE-REFUNDED
                BACKED BY U.S. GOVERNMENT
                SECURITIES (3.6%)
    $1,000      Massachusetts Wtr. Res. Au. Gen. Rev., Ser. 1992
                A, 6.50%, due 7/15/21 P/R 7/15/02                     Aaa        AAA         $ 1,091
                                                                                             -------
                TAX-EXEMPT SECURITIES -- BACKED
                BY INSURANCE (43.6%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,175      Anchorage (AK) Sr. Lien Elec. Rev. (Muni. Lt. &
                Pwr.), Ser. 1996 C, 6.00%, due 12/1/04                Aaa        AAA           1,239
     1,000      Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996,
                6.50%, due 1/1/06                                     Aaa        AAA           1,095
     1,000      Florida Dept. of Env. Protection Preservation 2000
                Rev., Ser. 1995 A, 5.50%, due 7/1/07                  Aaa        AAA           1,025
     1,000      New York City (NY) Muni. Assist. Corp. Rev., Ser.
                D, 5.25%, due 7/1/02                                  Aaa        AAA           1,016
FINANCIAL GUARANTY INSURANCE CO.
     1,000      Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995,
                6.25%, due 10/1/06                                    Aaa        AAA           1,090
       750      New York Dorm. Au. Rev. (State Univ. Ed. Fac.),
                Ser. 1993 B, 5.20%, due 5/15/03                       Aaa        AAA             760
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,000      Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A,
                5.60%, due 6/15/08                                    Aaa        AAA           1,019
     1,000      Commonwealth of Pennsylvania G.O. (Ref. & Proj.),
                2nd Ser. 1994, 5.20%, due 6/15/04                     Aaa        AAA           1,011
     1,000      Connecticut Spec. Tax Oblig. Ref. Rev. (Trans.
                Infrastructure Purp.), Ser. 1993 A, 5.40%, due
                9/1/09                                                Aaa        AAA           1,001
     1,000      Cuyahoga Co. (OH) Var. Purp. Ref. G.O. (Ltd. Tax
                Oblig.), Ser. 1993 B, 5.00%, due 10/1/08              Aaa        AAA             986
     1,000      Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                (Mem. Hosp. Sys. Proj.), Ser. A, 5.00%, due 6/1/06    Aaa        AAA             980
     1,000      Nebraska Inv. Fin. Au. Hosp. Rev. (Nebraska
                Methodist Hlth. Sys., Inc.), Ser. 1991, 7.00%, due
                3/1/06                                                Aaa        AAA           1,089
     1,000      Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W,
                6.50%, due 7/1/05                                     Aaa        AAA           1,101
                                                                                             -------
                                                                                              13,412
                                                                                             -------

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT SECURITIES -- OTHER (50.9%)
    $1,060      Brownwood (TX) Independent Sch. Dist. Unlimited
                Tax Sch. Bldg. & Ref. G.O. (Brown Co., Texas),
                Ser. 1994, Zero Coupon, Yielding 5.90% & 6.10%,
                due 2/15/02 & 2/15/04                                 Aaa                    $   792
     1,000      California Ed. Fac. Au. Rev. (Univ. of So. Cal.
                Proj.), Ser. 1989 B, 6.80%, due 10/1/99               Aa3        AA            1,056
       750      Cincinnati (OH) Std. Loan Funding Corp. Ref. Rev.,
                Ser. 1992 C, 6.10%, due 7/1/02                        Aaa                        784
     1,000      Commonwealth of Massachusetts Ref. G.O., Ser. 1995
                A, 6.25%, due 7/1/04                                  A1         A+            1,071
     1,000      Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04          Aaa        AA+           1,137
     1,970      Honolulu (HI) City & Co. G.O., Ser. 74, Zero
                Coupon, Yielding 5.95%, due 1/1/13                    Aa                         814
     1,500      Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm.
                Dev. Rev. (Single Family Prog.), 3rd Ser. 1993,
                5.15%, due 4/1/08                                     Aa                       1,489
     1,100      Maryland Wtr. Quality Fin. Admin. Ref. Rev.
                (Revolving Loan Fund), Ser. 1995 A, 5.50%, due
                9/1/11                                                Aa2        AA            1,100
     1,000      Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994,
                5.50%, due 4/1/12                                     Aaa        AAA           1,001
       205      Mississippi Higher Ed. Assist. Corp. Std. Loan
                Sub. Rev., Ser. 1993 C, 6.05%, due 9/1/07              A                         209
       500      New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994,
                5.00%, due 6/15/11                                    Aa         AA-             469
       750      New York City (NY) IDA Spec. Fac. Rev. (Term. One
                Group Assoc., L.P. Proj.), Ser. 1994, 6.00%, due
                1/1/15                                                 A          A              743
     1,000      New York Dorm. Au. Rev. (Columbia Univ.), Ser.
                1994 A, 4.00%, due 7/1/00                             Aaa        AA+             978
     1,000      Omaha (NE) Pub. Pwr. Dist. Elec. Sys. Rev., Ser.
                1993 E, 4.60%, due 2/1/06                             Aa3        AA              955
     1,000      Platte River (CO) Pwr. Au. Rev., Ser. AA, 6.60%,
                due 6/1/02                                            Aa3        A+            1,022
     1,000      Port of Portland (OR) Ref. G.O., Ser. 1993 A,
                4.50%, due 3/1/05                                     Aa         AA+             956
     1,000      Washington Motor Vehicle Fuel Tax G.O., Ser. 1995
                D, 6.50%, due 9/1/01                                  Aa         AA            1,066
                                                                                             -------
                                                                                              15,642
                                                                                             -------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
                BY LETTERS OF CREDIT (0.3%)
TORONTO DOMINION BANK
    $  100      Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated
                Board Proj.), Ser. 1993 A, 4.00%, VRDN due 6/1/28               A-1+         $   100
                                                                                             -------
                TOTAL INVESTMENTS (98.4%) (COST $30,246)                                      30,245(6)
                Cash, receivables and other assets, less
                liabilities (1.6%)                                                               486
                                                                                             -------
                TOTAL NET ASSETS (100.0%)                                                    $30,731
                                                                                             -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          New York Insured Intermediate Portfolio

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
                TAX-EXEMPT SECURITIES -- PRE-REFUNDED
                BACKED BY U.S. GOVERNMENT
                SECURITIES (5.6%)
     $300       New York City (NY) G.O., Ser. 1992 C-1, 6.375%,
                due 8/1/08 P/R 8/1/02                                 Aaa        AAA         $  325
      185       New York Local Gov't. Assist. Corp., Ser. 1991 A,
                7.00%, due 4/1/16 P/R 4/1/01                          Aaa        AAA            204
                                                                                             ------
                                                                                                529
                                                                                             ------
                TAX-EXEMPT SECURITIES -- BACKED
                BY INSURANCE (76.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
      200       Battery Park City Au. (NY) Jr. Rev., Ser. 1996 A,
                5.20%, due 11/1/06                                    Aaa        AAA            200
      300       Canandaigua (NY) Sch. Dist. Ref. G.O., 5.125%, due
                6/1/06                                                Aaa        AAA            301
      200       New York City (NY) Jr. Sub. Rev. (Ed. Construction
                Fund), Ser. 1996, 5.10%, due 4/1/06                   Aaa        AAA            198
      275       William Floyd (NY) Union Free Sch. Dist. (The
                Mastics-Moriches-Shirley), Ser. 1993, 4.80%, due
                12/1/03                                               Aaa        AAA            272
FINANCIAL GUARANTY INSURANCE CO.
      455       Babylon (NY) Waste Fac. G.O., Ser. 1993, 4.40%,
                due 8/1/03                                            Aaa        AAA            439
      150       Buffalo (NY) Swr. Au. Swr. Sys. Rev., Ser. G,
                5.00%, due 7/1/03                                     Aaa        AAA            150
      200       Chautauqua Co. (NY) Var. Purp. G.O., Ser. 1991,
                6.40%, due 9/15/04                                    Aaa        AAA            217
      100       Cheektowaga (NY) Central Sch. Dist. G.O., 5.60%,
                due 6/1/03                                            Aaa        AAA            103
      250       Nassau Co. (NY) Gen. Imp. G.O., Ser. R, 5.125%,
                due 11/1/05                                           Aaa        AAA            251
      450       North Hempstead (NY) Ref. G.O., Ser. 1992 B,
                5.90%, due 4/1/04                                     Aaa        AAA            474
      470       Triborough Bridge & Tunnel Au. (NY) Spec. Oblig.
                Rev., Ser. 1992, 5.80%, due 1/1/02                    Aaa        AAA            489
FINANCIAL SECURITY ASSURANCE INC.
      300       Albany Co. (NY) Arpt. Au. Rev., Ser. 1997, 5.50%,
                due 12/15/06                                          Aaa        AAA            303
      250       Puerto Rico Muni. Fin. Agcy., Ser. 1997 A, 6.00%,
                due 7/1/07                                            Aaa        AAA            268

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     $100       Broome Co. (NY) Cert. of Participation (Pub.
                Safety Fac.), Ser. 1994, 4.50%, due 4/1/01            Aaa        AAA         $   99
      200       Broome Co. (NY) Pub. Imp. G.O., 5.40%, due 4/15/05    Aaa        AA             204
      485       Buffalo (NY) Sch. G.O., Ser. 1994 B, 5.05%, due
                2/1/04 & 2/1/05                                       Aaa        AAA            485
      390       Eldred (NY) Central Sch. Dist. G.O., Ser. 1994,
                4.50%, due 12/15/05                                   Aaa        AAA            373
      250       New York Cert. of Participation (City Univ. of NY,
                John Jay College of Criminal Justice Ref. Proj.),
                4.90%, due 8/15/07                                    Aaa        AAA            242
      200       New York City (NY) Cultural Res. Rev. (New York
                Botanical Garden), Ser. 1996, 6.00%, due 7/1/05       Aaa        AAA            212
      300       New York Dorm. Au. Rev. (Leake & Watts Svcs.,
                Inc.), Ser. 1994, 5.10%, due 7/1/02                   Aaa        AAA            303
      200       New York Metro. Trans. Au. Dedicated Tax Fund
                Rev., Ser. A, 6.00%, due 4/1/05                       Aaa        AAA            212
      300       New York Thruway Au. (Local Hwy. & Bridge Svc.
                Contract), Ser. 1995 A, 5.125%, due 1/1/06            Aaa        AAA            298
      415       Oyster Bay (NY) Pub. Imp. Ref. G.O., Ser. 1993,
                5.40%, due 2/15/03                                    Aaa        AAA            425
      270       Puerto Rico Elec. Pwr. Au. Pwr. Ref. Rev., Ser. W,
                5.00%, due 7/1/04                                     Aaa        AAA            271
      190       Syracuse (NY) G.O., Ser. A, 6.10%, due 6/15/99        Aaa        AAA            196
      300       Warren Co. (NY) Pub. Imp. G.O., Ser. 1993 A,
                4.40%, due 11/15/07                                   Aaa        AAA            277
                                                                                             ------
                                                                                              7,262
                                                                                             ------
                TAX-EXEMPT SECURITIES -- OTHER (19.1%)
      200       New York Dorm. Au. Rev. (Vassar College), Ser.
                1995, 4.875%, due 7/1/07                              Aa3        AA             196
      300       New York Pwr. Au. Gen. Purp. Ref. Rev., Ser. W,
                6.70%, due 1/1/04                                     Aa         AA-            328
      500       New York Thruway Au. (Local Hwy. & Bridge Svc.
                Contract), Ser. 1991, 7.00%, due 1/1/03              Baa1        BBB            534

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   Principal
    Amount                                                                Rating            Value(5)
(000's omitted)                    Security(1)                      Moody's      S&P     (000's omitted)
--------------- --------------------------------------------------  -------   ---------  ---------------
     $500       New York Urban Dev. Corp. Proj. Rev. (Columbia
                Univ. Ctr. for Computers, Microelectronics &
                Telecommunications Grant), Ser. 1994, 4.75% &
                4.875%, due 1/1/02 & 1/1/03                          Baa1        BBB         $  489
      250       Puerto Rico Pub. Bldg. Au. Ref. Rev., Ser. J,
                6.50%, due 7/1/03                                    Baa1         A             270
                                                                                             ------
                                                                                              1,817
                                                                                             ------
                TOTAL INVESTMENTS (101.0%) (COST $9,717)                                      9,608(6)
                Liabilities, less cash, receivables and other
                assets [(1.0%)]                                                                 (92)
                                                                                             ------
                TOTAL NET ASSETS (100.0%)                                                    $9,516
                                                                                             ------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger&Berman Municipal Money Portfolio ("Municipal Money"), Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities"), and Neuberger&Berman New York Insured Intermediate Portfolio ("New York Insured Intermediate") are within the two highest rating categories for Municipal Money and four highest rating categories for Municipal Securities and New York Insured Intermediate assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 75%, 51%, and 81% of the municipal securities held by Municipal Money, Municipal Securities, and New York Insured Intermediate, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
3) Canadian Imperial Bank of Commerce has also issued a letter of credit for this security.
4) Union Bank of Switzerland has also issued a letter of credit for this security.
5) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.

6) At April 30, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                               GROSS            GROSS             NET
                                                             UNREALIZED       UNREALIZED       UNREALIZED
NEUBERGER&BERMAN                               COST         APPRECIATION     DEPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES PORTFOLIO            $   30,246,000   $     232,000    $     233,000    $       1,000
NEW YORK INSURED INTERMEDIATE PORTFOLIO        9,717,000          27,000          136,000          109,000

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                         NEW YORK
                                                      MUNICIPAL        MUNICIPAL         INSURED
                                                        MONEY          SECURITIES      INTERMEDIATE
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
      Investments in securities, at value* (Note
        A) -- see Schedule of Investments           $     133,205    $      30,245    $       9,608
      Cash                                                     63               95               44
      Deferred organization costs (Note A)                      3                1                6
      Interest receivable                                   1,210              414              146
      Prepaid expenses and other assets                         3                1               --
      Receivable for securities sold                        4,550               --               --
      Receivable for variation margin (Note A)                 --                4               --
                                                    ------------------------------------------------
                                                          139,034           30,760            9,804
                                                    ------------------------------------------------
LIABILITIES
      Payable for securities purchased                      1,000               --              266
      Payable to investment manager (Note B)                   30                6                2
      Accrued expenses                                         39               23               20
                                                    ------------------------------------------------
                                                            1,069               29              288
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     137,965    $      30,731    $       9,516
                                                    ------------------------------------------------

NET ASSETS consist of:
      Paid-in capital                               $     137,965    $      30,732    $       9,625
      Net unrealized depreciation in value of
        investment securities                                  --               (1)            (109)
                                                    ------------------------------------------------
NET ASSETS                                          $     137,965    $      30,731    $       9,516
                                                    ------------------------------------------------
*Cost of investments                                $     133,205    $      30,246    $       9,717
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                    NEW YORK
                                                     MUNICIPAL      MUNICIPAL       INSURED
                                                       MONEY        SECURITIES    INTERMEDIATE
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    ------------------------------------------
INVESTMENT INCOME
    Interest income                                 $     2,480    $       859    $       229
                                                    ------------------------------------------
    Expenses:
      Investment management fee (Note B)                    171             43             12
      Accounting fees                                         5              5              5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    2              1              2
      Auditing fees                                          15             11             11
      Custodian fees (Note B)                                47             15              8
      Insurance expense                                       1             --             --
      Legal fees                                              6              6              6
      Trustees' fees and expenses                             6              4              2
                                                    ------------------------------------------
        Total expenses                                      253             85             46
                                                    ------------------------------------------
        Net investment income                             2,227            774            183
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                   --            170             11
    Net realized loss on financial futures
      contracts (Note A)                                     --            (49)            --
    Change in net unrealized appreciation
      (depreciation) of investment securities                --           (502)          (117)
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                   --             75             --
                                                    ------------------------------------------
        Net loss on investments                              --           (306)          (106)
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $     2,227    $       468    $        77
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                    MUNICIPAL
                                                      MONEY
                                                    PORTFOLIO
                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1997         October 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      2,227    $      5,139
    Net realized gain (loss) on
      investments                                   --               2
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --              --
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            2,227           5,141
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   98,889         213,754
    Reductions                                 (95,874)       (247,266)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests         3,015         (33,512)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS            5,242         (28,371)
NET ASSETS:
    Beginning of period                        132,723         161,094
                                          -----------------------------
    End of period                         $    137,965    $    132,723
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                                    NEW YORK
                                                    MUNICIPAL                        INSURED
                                                   SECURITIES                     INTERMEDIATE
                                                    PORTFOLIO                       PORTFOLIO
                                           Six Months                      Six Months
                                              Ended           Year            Ended           Year
                                            April 30,         Ended         April 30,         Ended
                                              1997         October 31,        1997         October 31,
                                           (UNAUDITED)        1996         (UNAUDITED)        1996
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $        774    $      1,860    $        183    $        381
    Net realized gain (loss) on
      investments                                  121             227              11             (27)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                 (427)           (432)           (117)            (40)
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                              468           1,655              77             314
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    1,231           3,715             471           2,148
    Reductions                                  (9,930)        (10,828)           (680)         (4,331)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        (8,699)         (7,113)           (209)         (2,183)
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (8,231)         (5,458)           (132)         (1,869)
NET ASSETS:
    Beginning of period                         38,962          44,420           9,648          11,517
                                          -------------------------------------------------------------
    End of period                         $     30,731    $     38,962    $      9,516    $      9,648
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Portfolio ("Municipal Money"), Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities"), and Neuberger&Berman New York Insured Intermediate Portfolio ("New York Insured Intermediate") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At April 30, 1997, the unamortized balance of such expenses amounted to $3,459, $1,220, and $5,951 for Municipal Money, Municipal Securities, and New York Insured Intermediate, respectively.
6) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

7) FINANCIAL FUTURES CONTRACTS: Municipal Securities and New York Insured Intermediate may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income. During the six months ended April 30, 1997, Municipal Securities entered into financial futures contracts. There were no open positions in financial futures contracts at April 30, 1997. During the six months ended April 30, 1997, New York Insured Intermediate did not enter into financial futures contracts.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $4,298, $1,385, and $837, for Municipal Money, Municipal Securities, and New York Insured Intermediate, respectively, which is less than .01% of each Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1997, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) as follows:

                                                  PURCHASES         SALES
-----------------------------------------------------------------------------
MUNICIPAL SECURITIES                             $4,293,882      $ 10,748,192
NEW YORK INSURED INTERMEDIATE                     1,108,695           584,923

   All securities transactions for Municipal Money were short-term.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                          MUNICIPAL
                                                            MONEY
                                                          PORTFOLIO
                                     Six Months                             Period from
                                        Ended                                 July 2,
                                      April 30,                               1993(1)
                                        1997       Year Ended October 31,  to October 31,
                                     (UNAUDITED)    1996    1995    1994        1993
                                     ----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                              .37%(2)     .36%    .36%    .36%        .36%(2)
                                     ----------------------------------------------------
    Net Investment Income                3.24%(2)    3.21%   3.57%   2.38%       2.20%(2)
                                     ----------------------------------------------------
Portfolio Turnover Rate                    --          --      --      --          --
                                     ----------------------------------------------------
Net Assets, End of Period (in
 millions)                             $138.0      $132.7  $161.1  $150.5      $181.8
                                     ----------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                                                                       NEW YORK
                                                    MUNICIPAL                                           INSURED
                                                   SECURITIES                                        INTERMEDIATE
                                                    PORTFOLIO                                          PORTFOLIO
                                Six Months                          Period from     Six Months
                                   Ended                              July 2,          Ended                        Period from
                                 April 30,    Year Ended October      1993(1)        April 30,     Year Ended   February 1, 1994(1)
                                   1997               31,          to October 31,      1997       October 31,     to October 31,
                                (UNAUDITED)   1996   1995   1994        1993        (UNAUDITED)   1996   1995          1994
                                ---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                         .49%(2)    .47%   .46%   .40%        .42%(2)        .96%(2)    .93%   .85%          .82%(2)
                                ---------------------------------------------------------------------------------------------------
    Net Investment Income           4.49%(2)   4.49%  4.63%  4.47%       4.21%(2)       3.80%(2)   3.75%  4.05%         3.92%(2)
                                ---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               13%         3%    66%   127%         25%             6%        45%    17%           96%
                                ---------------------------------------------------------------------------------------------------
Net Assets, End of Period (in
 millions)                         $30.7      $39.0  $44.4  $51.4      $104.3           $9.5       $9.6  $11.5         $14.8
                                ---------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman Management Inc., Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

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54

NEUBERGER&BERMAN MANAGEMENT INC.-REGISTERED TRADEMARK-

   605 THIRD AVENUE 2ND FLOOR
   NEW YORK, NY 10158-0180
   SHAREHOLDER SERVICES
   800.877.9700
   INSTITUTIONAL SERVICES
   800.366.6264
   WWW.NBFUNDS.COM


Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general infor-mation of shareholders and is not an offer of shares of the Funds.
Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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